Fair Value Measurements (Details) - 401(k) Retirement Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments, at fair value	$ 794,449,092	$ 615,799,783
Fair value hierarchy
Fair Value Measurements
Total investments, at fair value	794,430,488	585,548,275
Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value Measurements
Total investments, at fair value	794,430,488	585,548,275
NAV
Fair Value Measurements
Total investments, at fair value	18,604	30,251,508
Mutual Funds | Fair value hierarchy
Fair Value Measurements
Total investments, at fair value	779,642,724	571,905,460
Mutual Funds | Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value Measurements
Total investments, at fair value	779,642,724	571,905,460
Common stock - South State Bank Corporation | Fair value hierarchy
Fair Value Measurements
Total investments, at fair value	14,787,764	13,642,815
Common stock - South State Bank Corporation | Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value Measurements
Total investments, at fair value	$ 14,787,764	$ 13,642,815